RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 17:-     RELATED PARTY BALANCES AND TRANSACTIONS

Related party balances and transactions are with related companies and principal shareholder. Yehuda Zisapel is a principal shareholder of the Company. Zohar Zisapel is the Chairman of the Board of Directors of the Company. Yehuda and Zohar Zisapel are brothers who do not have a voting agreement between them. Jointly or severally, they are also founders, directors and principal shareholders of several other companies that are known as the RAD-BYNET group.

Members of the RAD-BYNET group provide the Company on an as-needed basis with information systems infrastructure, administrative services, medical insurance, as well as in connection with logistics services, the Company reimburses each company for its costs in providing these services. The aggregate amount of these expenses was approximately $ 1,060, $ 1,668 and $ 1,857 in 2015, 2016 and 2017, respectively.

The Company leases its offices in Israel from real estate holding companies controlled by Yehuda and Zohar Zisapel. The leases for the majority of this facility will expire end of December 2019.

The aggregate amount of rent and maintenance expenses related to these properties was approximately $ 2,182 in 2015, $ 1,963 in 2016 and $ 1,849 in 2017.

The Company has an OEM arrangement with RADWIN, a member of RAD-BYNET group, according to which the Company purchases RADWIN products that are then resold to the Company's customers. In addition, the Company purchases certain inventory components from other members of the RAD-BYNET group, which are integrated into its products. The aggregate purchase price of these components was approximately $ 2,911, $ 2,866 and $ 1,325 for the years ended December 31, 2015, 2016 and 2017, respectively.

The Company purchases certain property and equipment from members of the RAD-BYNET group, the aggregate purchase price of these assets was approximately $ 51, $ 1,019 and $ 224 for the years ended December 31, 2015, 2016 and 2017, respectively.

Transactions with related parties:

	Year ended December 31,
	2015	2016	2017

Revenues	$56	$95	$173
Cost of revenues	$3,343	$3,561	$2,160

Research and development expenses	$1,465	$1,093	$1,063

Selling and marketing expenses	$737	$733	$813

General and administrative expenses	$606	$1,109	$995
Purchase of property and equipment	$51	$1,019	$224

Balances with related parties:

	December 31,
	2016	2017

Trade payables, other accounts payable and accrued expenses	$1,209	$363
Trade Receivables	$-	$49